GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at September 30, 2022 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 86.8%	Value
	Auto-Cars/Light Trucks: 11.6%
3,000,000	BMW Finance, 2.800%, 8/11/23	$418,542
1,000,000	Volkswagen International Finance NV, 2.900%, 01/21/24	138,303
		556,845
	Commercial Banks: 37.6%
1,000,000	Bank of China, 3.080%, 04/28/26	138,686
1,000,000	Bank of Communications Bank Co., Ltd., 3.200%, 3/21/24	140,381
2,000,000	CBQ Finance Ltd., 4.000%, 08/05/23	281,051
1,000,000	China Construction Bank, 2.850%, 04/22/23	139,930
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	546,700
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	138,961
1,000,000	QNB Finance Ltd., 3.900%, 06/17/25	138,822
2,000,000	Standard Chartered PLC 4.350%, 03/18/26	277,314
		1,801,845
	Diversified Banks: 2.8%
1,000,000	HSBC Holding, 3.400%, 06/29/27	134,110

	Diversified Operations: 2.9%
1,000,000	Wharf Finance Lrd., 3.250%, 01/14/24	139,294

	Export/Import Bank: 17.6%
1,000,000	Agriculture Development Bank of China 3.400%, 11/06/24	141,401
1,000,000	China Development Bank, 3.030%, 11/27/23	140,618
1,000,000	China Development Bank, 3.230%, 11/27/25	140,632
1,000,000	European International Bank, 2.700%, 04/22/24	139,623
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	141,940
1,000,000	Kreditanstalt Fuer Wiederaufbau, 2.700%, 03/25/24	139,551
		843,765
	Finance-Mtg Loan/Banker: 2.9%
1,000,000	Hong Kong Mortgage Corp. Ltd., 2.700%, 02/09/24	139,301

	Municipal City: 2.9%
1,000,000	Municipality of Shenzhen China, 2.900%, 10/19/26	139,014

	Transportation Services: 2.7%
1,000,000	GLP China Holding Ltd., 4.000%, 02/7/24	133,061

	Real Estate Operator/Developer: 5.8%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	133,678
1,000,000	Wharf Real Estate Investment Company Ltd., 3.200%, 09/15/23	139,644
1,000,000	Zhenro Properties Group Ltd., 8.000%, 03/06/23	6,083
		279,405

	Total Corporate Bonds	$4,166,640
	(cost $4,682,525)

	Total Investments in Securities	4,166,640
	(cost $4,682,525): 86.8%

	China Yuan (Offshore): 8.4%	402,591
	Other Assets less Liabilities: 4.8%	228,650

	Net Assets: 100.0%	$4,797,881

CNH - The official currency of the People’s Republic of China.